United
                    High Income
                    Fund II, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1999

MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1999


Dear Shareholder:

This report relates to the operation of United High Income Fund II, Inc. for the fiscal year ended September 30, 1999. The discussion, graphs and tables contained in this report provide you with information regarding the Fund's performance during that period.

As the Fund's fiscal year began, the high yield market was weak primarily due to the Asian financial crisis. By December, the market regained its confidence as the U.S. economy continued to show growth and investors were recommitting capital to the market. This lasted through April or May and then gradually ran out of steam due to fears that the Federal Reserve would raise rates and increasing default rates. The market was also worried about the lack of funds coming into the sector. Many mutual funds in the high yield sector raised cash during the past fiscal year, contributing to a lack of liquidity.

Our strategy during much of the fiscal year was to raise cash in the Fund (from approximately 3% to 7%) and to purge credits we thought might run into financial difficulties. This year, the market punished just about any company that did not meet the expected numbers. We were also very selective in buying new issues during the year. While there were no particular management style changes during the year, our defensive posture of raising cash and selling certain issues to avoid credit problems differed substantially from trading practices followed under more normal market conditions.

The strategies and techniques we applied resulted in the Fund's performance during the fiscal year remaining below that of the Lipper High Current Yield Bond Fund Universe Average and slightly below that of the Salomon Brothers High Yield Composite Index, both charted on the following page. Those indexes reflect the performance of the universe of funds with similar investment objectives (the Lipper Average) and of securities that generally represent the high yield bond market (the Salomon Brothers Index). The Fund's underperformance relative to the indexes was largely due to exposure to two industries that had financial difficulties during the year: nursing homes and satellite telecommunications. Medicare reimbursement rates were cut and the impact on nursing home operators was even greater than the government anticipated. Satellite telecommunications companies have had difficulty getting customers to sign up for their high-cost services.

We are expecting more of the same for the first six months or so of the next fiscal year. To add to current conditions are the questions surrounding the Y2K issue. If Y2K turns out to be a non-event, there may be a relief rally in the January/February time frame. The focus of investors will then turn back to the economy and the Federal Reserve. We expect that our strategy going into 2000 will be to maintain a larger cash balance and our current cautious approach to the market.

Thank you for your continued confidence.

Respectfully,
Louise D. Rieke
Manager, United High Income Fund II, Inc.

             Comparison of Change in Value of $10,000 Investment in
               United High Income Fund II, Inc., Class A Shares,
                The Salomon Brothers High Yield Composite Index
          and The Lipper High Current Yield Bond Fund Universe Average

                      United    Salomon  Lipper High
                      High     BrothersCurrent Yield
                      Income High Yield    Bond Fund
                      Fund II,Composite     Universe
                      Inc.        Index      Average
                      ------------------  ----------
     09/30/89          9,425     10,000       10,000
     09/30/90          8,668      8,879        8,861
     09/30/91         10,719     12,109       11,044
     09/30/92         12,789     14,935       13,410
     09/30/93         14,460     17,251       15,445
     09/30/94         14,795     17,497       15,763
     09/30/95         16,459     20,472       17,622
     09/30/96         18,419     22,709       19,911
     09/30/97         21,404     26,379       23,071
     09/30/98         21,665     27,156       22,700
     09/30/99         22,241     28,038       23,797

  ====    United High Income Fund II, Inc., Class A Shares -- $22,241*
  - - -   Salomon Brothers High Yield Composite Index -- $28,038
  ----    Lipper High Current Yield Bond Fund Universe Average -- $23,797

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


      Average Annual Total Return +
                Class A++   Class Y
      -----------------------------

Year Ended
  9/30/99           -3.24%     2.95%
5 Years Ended
  9/30/99            7.22%      N/A
10 Years Ended
  9/30/99            8.32%      N/A
Life of Class
  Y +++               N/A      7.01%

  +Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++2/27/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 9/30/99.
Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High- OBJECTIVE:   To seek high level of
Risk, High-Yield Fixed Income           current income as its
Securities                              primary goal, with a
Maximum 20% Common Stock                secondary goal of capital growth when
                                        consistent with its primary goal.

                            STRATEGY:   Invests primarily in a diversified
                                        portfolio of high-yield, high-risk,
                                        fixed-income securities.  The Fund may
                                        invest up to 20% of its total assets in
                                        common stock in order to seek capital
                                        growth.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY


PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Fiscal Year Ended September 30, 1999
--------------------------------------------
DIVIDENDS PAID                 $0.35
                               =====
NET ASSET VALUE ON
   9/30/99                    $ 3.88
   9/30/98                      4.12
                              ------
CHANGE PER SHARE              $(0.24)
                              ======

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                       ----------     ----------
 1-year period ended 9-30-99                    -3.24%          2.66%
 5-year period ended 9-30-99                     7.22%          8.50%
10-year period ended 9-30-99                     8.32%          8.97%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1999, United High Income Fund II, Inc. had net assets totaling $373,698,815 invested in a diversified portfolio of:

   87.26% Corporate Debt Securities
    6.52% Cash and Cash Equivalents
    5.21% Common and Preferred Stocks and Warrants
    1.01% Other Government Security

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on September 30, 1999, your Fund owned:

  $41.00  Transportation, Communication, Electric
            and Sanitary Services Bonds
   23.45  Manufacturing Bonds
   14.88  Services Bonds
    6.84  Wholesale and Retail Trade Bonds
    6.52  Cash and Cash Equivalents
    5.21  Common and Preferred Stocks and Warrants
    1.09  Miscellaneous Bonds
    1.01  Other Government Security

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                              Shares        Value

COMMON AND PREFERRED STOCKS
 AND WARRANTS
Business Services - 0.62%
 Clear Channel Communications, Inc.*  ..    28,932   $  2,310,944

Cable and Other Pay Television Services - 0.60%
 Adelphia Communications Corporation,
   13.0% Preferred .....................     5,000        565,000
 Cox Communications, Inc., Class A*  ...    40,000      1,670,000
   Total ...............................                2,235,000

Communication - 1.46%
 Allegiance Telecom, Inc., Warrants (A)*     2,500        200,000
 Crown Castle International Corp.*  ....    30,000        561,563
 IXC Communications, Inc.,
   12.5% Preferred* ....................       307        322,350
 IntelCom Group Inc., Warrants (A)*  ...     7,425         57,544
 Intermedia Communications Inc.,
   13.5% Preferred* ....................     3,511      3,203,560
 Iridium LLC, Warrants (A)*  ...........     3,000              3
 MetroNet Communications Corp.,
   Warrants (A)* .......................     1,000         75,000
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    20,000        555,540
 OnePoint Communications Corp.,
   Warrants (A)* .......................     2,000          2,000
 Powertel, Inc., Warrants*  ............     5,600        235,200
 Primus Telecommunications Group,
   Incorporated, Warrants* .............     2,000         40,000
 VersaTel Telecom International N.V.,
   Warrants (A)* .......................     1,500        187,500
   Total ...............................                5,440,260

Electric, Gas and Sanitary Services - 0.00%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578            477
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919            615
   Total ...............................                    1,092

Food and Kindred Products - 0.46%
 Keebler Foods Company*  ...............    57,500      1,717,812

Food Stores - 0.65%
 Kroger Co. (The)*  ....................   110,000      2,426,875

Nondepository Institutions - 0.24%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......    37,500        885,938


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999
                                            Shares          Value
COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Paper and Allied Products - 0.09%
 SF Holdings Group, Inc., Class C (A)* .     8,700   $         87
 SF Holdings Group, Inc., 13.75%
   Preferred* ..........................       100        285,000
 SF Holdings Group, Inc., 13.75%
   Preferred (A)* ......................        22         62,224
   Total ...............................                  347,311

Printing and Publishing - 0.27%
 PRIMEDIA Inc., 10.0% Preferred  .......    10,000      1,015,000

Radio and Television Broadcasting Stations - 0.63%
 Infinity Broadcasting Corporation,
   Class A* ............................    80,500      2,359,656

Wholesale Trade -- Nondurable Goods - 0.19%
 U.S. Foodservice*  ....................    40,000        720,000

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 5.21%                                $ 19,459,888
 (Cost: $17,604,589)
                                         Principal
                                         Amount in
                                         Thousands
CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.37%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................    $1,301      1,387,191
   Total ...............................

Amusement and Recreation Services - 4.93%
 Empress Entertainment, Inc.,
   8.125%, 7-1-2006 ....................     1,500      1,485,000
 Hollywood Park, Inc.,
   9.25%, 2-15-2007 ....................     1,750      1,680,000
 Isle of Capri Casinos, Inc.,
   8.75%, 4-15-2009 ....................     2,000      1,830,000
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ....................     2,000      1,809,320
 Mohegan Tribal Gaming Authority,
   8.75%, 1-1-2009 .....................     1,000        980,000
 Premier Parks Inc.:
   9.25%, 4-1-2006 .....................     2,000      1,880,000
   9.75%, 6-15-2007 ....................     2,500      2,375,000
 Station Casinos, Inc.:
   10.125%, 3-15-2006 ..................     1,000      1,025,000
   8.875%, 12-1-2008 ...................     4,750      4,619,375
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................       750        742,500
   Total ...............................               18,426,195
                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Apparel and Accessory Stores - 0.27%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................    $1,000   $  1,022,500

Apparel and Other Textile Products - 0.54%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     2,000      2,020,000

Auto Repair, Services and Parking - 0.55%
 Avis Rent A Car, Inc.,
   11.0%, 5-1-2009 (A) .................     2,000      2,050,000

Automotive Dealers and Service Stations - 0.26%
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     1,000        990,000

Building Materials and Garden Supplies - 0.27%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     1,000      1,000,000

Business Services - 4.87%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     1,750      1,802,500
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     3,000      3,232,500
 Cybernet Internet Services International,
   Inc., Units,
   14.0%, 7-1-2009 (A)(B) ..............     1,000        995,000
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................     2,000      2,035,000
   8.625%, 9-15-2007 ...................     1,250      1,212,500
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 ...................     3,750      3,675,000
 PSINet Inc.,
   10.0%, 2-15-2005 ....................     4,000      3,825,000
 Protect One,
   6.75%, 9-15-2003 (Convertible).......     2,000      1,440,000
   Total ...............................               18,217,500

Cable and Other Pay Television Services - 7.04%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     1,250      1,265,625
   9.25%, 10-1-2002 ....................     2,450      2,462,250
   10.5%, 7-15-2004 ....................     1,500      1,548,750
   9.875%, 3-1-2007 ....................     2,500      2,525,000
 Bresnan Communications Group LLC and
   Bresnan Capital Corporation:
   0.0%, 2-1-2009 (C) ..................       250        163,750
   8.0%, 2-1-2009 ......................     1,000        986,250
                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Cable and Other Pay Television Services (Continued)
 CSC Holdings, Inc.,
   8.125%, 8-15-2009 ...................   $ 2,000   $  2,017,700
 Classic Cable, Inc.,
   9.375%, 8-1-2009 (A) ................     1,750      1,684,375
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     1,750      1,818,233
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (C) ................     4,000      3,620,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (C) ................     2,000      1,795,000
 Diamond Holdings plc,
   9.125%, 2-1-2008 ....................     1,500      1,455,000
 Renaissance Media Group LLC,
   0.0%, 4-15-2008 (C) .................     1,750      1,211,875
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     1,500      1,650,000
 Telewest Communications plc,
   0.0%, 4-15-2009 (A)(C) ..............     1,000        607,500
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (C) .................     2,500      1,512,500
   Total ...............................               26,323,808

Chemicals and Allied Products - 2.75%
 Chattem, Inc.,
   8.875%, 4-1-2008 ....................     2,000      1,890,000
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     1,000      1,037,500
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 ...................     1,500      1,410,000
 UCC Investors Holding, Inc.,
   10.5%, 5-1-2002 .....................     5,500      5,926,250
   Total ...............................               10,263,750

Communication - 21.57%
 Alestra, S.A. de C.V.,
   12.625%, 5-15-2009 (A) ..............     2,250      2,137,500
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (C) .................     3,250      2,112,500
 CenCall Communications Corp.,
   10.125%, 1-15-2004 ..................     2,500      2,506,250
 Charter Communications Holdings, LLC and
   Charter Communications Holdings
   Capital Corporation:
   8.625%, 4-1-2009 (A) ................     6,000      5,580,000
   0.0%, 4-1-2011 (A)(C) ...............     1,000        590,000


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................   $ 1,000   $  1,007,500
 Crown Castle International Corp.:
   0.0%, 5-15-2011 (C) .................     5,000      2,875,000
   9.0%, 5-15-2011 .....................     1,000        937,500
 EchoStar DBS Corporation,
   9.375%, 2-1-2009 ....................     6,500      6,402,500
 GST Telecommunications,
   0.0%, 11-15-2007 (C) ................     2,500      2,643,750
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (C) .................     4,000      3,360,000
   12.0%, 11-1-2007 ....................     1,750      1,758,750
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (C) .................     2,250      1,957,500
 ICG Services, Inc.,
   0.0%, 5-1-2008 (C) ..................     2,500      1,387,500
 ITC /\ DeltaCom, Inc.:
   8.875%, 3-1-2008 ....................     1,000        950,000
   9.75%, 11-15-2008 ...................     1,500      1,496,250
 Intercel, Inc.,
   0.0%, 2-1-2006 (C) ..................     1,750      1,518,125
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (C) .................     1,250      1,012,500
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (C) .................     2,500      1,928,550
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (C) ..................     5,900      4,926,500
 Nextel Communications, Inc.:
   9.75%, 8-15-2004  ...................     4,275      4,307,062
   0.0%, 9-15-2007 (C) .................     1,500      1,106,250
   0.0%, 2-15-2008 (C) .................     2,500      1,743,750
 Nextel Partners, Inc.,
   0.0%, 2-1-2009 (C) ..................     5,500      3,203,750
 NEXTLINK Communications, Inc.,
   10.75%, 6-1-2009 ....................     1,000      1,005,000
 ONO Finance Plc, Units,
   13.0%, 5-1-2009 (A)(D) ..............     2,500      2,615,625
 OnePoint Communications Corp.,
   14.5%, 6-1-2008 (A)..................     2,000      1,310,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     2,000      1,965,000
 Rhythms NetConnections Inc.,
   12.75%, 4-15-2009 (A) ...............     2,000      1,800,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (C) .................     5,100      4,723,110


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Time Warner Telecom LLC and Time Warner
   Telecom Inc.,
   9.75%, 7-15-2008 ....................   $ 1,750   $  1,763,125
 Tritel PCS, Inc.,
   0.0%, 5-15-2009 (A)(C)  .............     2,000      1,120,000
 Triton PCS, Inc.,
   0.0%, 5-1-2008 (C) ..................     2,000      1,340,000
 VersaTel Telecom B.V.,
   11.875%, 7-15-2009 ..................     1,250      1,184,375
 VersaTel Telecom International N.V.,
   13.25%, 5-15-2008 ...................     1,500      1,485,000
 Viatel Inc.,
   11.5%, 3-15-2009 ....................     1,250      1,181,250
 WinStar Communications, Inc.,
   10.0%, 3-15-2008 ....................     2,000      1,660,000
   Total ...............................               80,601,472

Eating and Drinking Places - 1.53%
 Domino's, Inc.,
   10.375%, 1-15-2009 ..................     2,000      1,900,000
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................     3,000      2,895,000
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 ...................     1,000        910,000
   Total ...............................                5,705,000

Electric, Gas and Sanitary Services - 3.43%
 Allied Waste North America, Inc.:
   7.875%, 1-1-2009 ....................     4,000      3,525,000
   10.0%, 8-1-2009 (A) .................     4,000      3,730,000
 Browning Ferris Industries Inc.,
   6.375%, 1-15-2008 ...................     1,500      1,200,000
 El Paso Electric Company:
   8.9%, 2-1-2006 ......................     2,000      2,153,880
   9.4%, 5-1-2011 ......................     2,000      2,199,120
   Total ...............................               12,808,000

Electronic and Other Electric Equipment - 2.23%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     2,000      1,720,000
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................     1,250        900,000
 Exide Corporation,
   10.0%, 4-15-2005 ....................       510        507,450


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment (Continued)
 Juno Lighting, Inc.,
   11.875%, 7-1-2009 (A) ...............   $ 1,500   $  1,488,750
 Level 3 Communications, Inc.:
   9.125%, 5-1-2008 ....................     1,000        905,000
   0.0%, 12-1-2008 (C) .................     5,000      2,800,000
   Total ...............................                8,321,200

Fabricated Metal Products - 1.52%
 AXIA Incorporated,
   10.75%, 7-15-2008 ...................       750        708,750
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (C) .................     3,000      2,130,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................     3,000      2,835,000
   Total ...............................                5,673,750

Food and Kindred Products - 0.95%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     2,000      1,855,000
 Fresh Foods, Inc.,
   10.75%, 6-1-2006 ....................       650        624,000
 Southern Foods Group, L.P. and SFG Capital
   Corporation,
   9.875%, 9-1-2007 ....................     1,000      1,072,500
   Total ...............................                3,551,500

Food Stores - 1.03%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     1,500      1,518,750
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     2,750      2,337,500
   Total ...............................                3,856,250

Furniture and Fixtures - 0.36%
 Sealy Mattress Company,
   0.0%, 12-15-2007 (C) ................     2,000      1,335,000

Furniture and Home Furnishings Stores - 0.34%
 MTS, INCORPORATED,
   9.375%, 5-1-2005 ....................       750        555,000
 Mattress Discounters, Inc., Units,
   12.625%, 7-15-2007 (A)(E) ...........       750        725,625
   Total ...............................                1,280,625


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 0.19%
 LTC Properties, Inc.,
   8.5%, 1-1-2001 (Convertible) ........   $ 1,000   $    697,500

Hotels and Other Lodging Places - 3.33%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     1,000        910,000
 Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-2009 ......................     1,250      1,181,250
 HMH Properties, Inc.,
   7.875%, 8-1-2008 ....................     5,000      4,462,500
 Lodgian Financing Corp.,
   12.25%, 7-15-2009 (A) ...............     3,000      2,940,000
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     2,000      2,012,500
   9.75%, 4-1-2007 .....................     1,000        960,000
   Total ...............................               12,466,250

Industrial Machinery and Equipment - 1.28%
 American Standard Inc.,
   9.25%, 12-1-2016 ....................     1,050      1,055,250
 Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 ....................     1,000        880,000
 Terex Corporation,
   8.875%, 4-1-2008 ....................     3,000      2,835,000
   Total ...............................                4,770,250

Instruments and Related Products - 0.99%
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     3,500      3,710,000

Insurance Carriers - 0.27%
 LifePoint Hospitals, Inc.,
   10.75%, 5-15-2009 (A) ...............     1,000        997,500

Miscellaneous Manufacturing Industries - 0.23%
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     1,000        860,000

Miscellaneous Retail - 1.50%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................     2,000      1,900,000
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     3,500      3,692,500
   Total ...............................                5,592,500


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Motion Pictures - 1.20%
 AMC Entertainment Inc.,
   9.5%, 3-15-2009 .....................   $   750   $    626,250
 Loews Cineplex Entertainment Corporation,
   8.875%, 8-1-2008 ....................     2,000      1,810,000
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 ......................     3,000      2,040,000
   Total ...............................                4,476,250

Oil and Gas Extraction - 0.26%
 Canadian Forest Oil Co. Ltd.,
   8.75%, 9-15-2007 ....................     1,000        965,000

Paper and Allied Products - 1.83%
 Container Corporation of America,
   10.75%, 5-1-2002 ....................     2,000      2,065,000
 Fonda Group, Inc. (The),
   9.5%, 3-1-2007 ......................     2,000      1,750,000
 Mail-Well I Corporation,
   8.75%, 12-15-2008 ...................     2,000      1,920,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (C) .................     2,500      1,118,750
   Total ...............................                6,853,750

Petroleum and Coal Products - 0.49%
 Building Materials Corporation of America,
   8.0%, 12-1-2008 .....................     2,000      1,850,000

Primary Metal Industries - 1.75%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     2,000      2,045,000
 ISG Resources, Inc.,
   10.0%, 4-15-2008 ....................     1,750      1,697,500
 SIMCALA, Inc.,
   9.625%, 4-15-2006 ...................     1,500        881,250
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................     2,000      1,920,000
   Total ...............................                6,543,750

Printing and Publishing - 2.67%
 Big Flower Press Holdings, Inc.,
   8.625%, 12-1-2008 ...................     2,250      2,160,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     1,000        970,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................     4,000      3,650,000
 TransWestern Publishing Company LLC and
   TWP Capital Corp. II,
   9.625%, 11-15-2007 ..................     1,000        975,000
                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Printing and Publishing (Continued)
 World Color Press, Inc.,
   8.375%, 11-15-2008 ..................   $ 2,250   $  2,221,875
   Total ...............................                9,976,875

Railroad Transportation - 0.15%
 TFM, S.A. de C.V.,
   0.0%, 6-15-2009 (C) .................     1,000        550,000

Radio and Television Broadcasting Stations - 4.86%
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     2,000      1,990,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     1,000      1,045,000
 Chancellor Media Corporation of Los Angeles:
   10.5%, 1-15-2007 ....................     2,000      2,150,000
   8.0%, 11-1-2008 .....................     2,000      1,940,000
 JCAC, Inc.,
   10.125%, 6-15-2006 ..................     1,000      1,080,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (C) ..................     3,500      2,371,250
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................       986      1,094,460
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................     1,000      1,000,000
 Sinclair Broadcast Group, Inc.,
   9.0%, 7-15-2007 .....................     1,500      1,417,500
 Susquehanna Media Co.,
   8.5%, 5-15-2009 (A) .................     1,000        985,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     3,000      3,082,500
   Total ...............................               18,155,710

Rubber and Miscellaneous Plastics Products - 2.71%
 Furon Company,
   8.125%, 3-1-2008 ....................     1,000        942,500
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 .....................     1,250        812,500
 Graham Packaging Company and
   GPC Capital Corp. I,
   8.75%, 1-15-2008 ....................     3,000      2,820,000
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................     2,500      2,225,000
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,000      1,720,000
 Moll Industries, Inc.,
   10.5%, 7-1-2008 .....................     2,000      1,600,000
   Total ...............................               10,120,000
                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products - 0.81%
 Anvil Knitwear, Inc.,
   10.875%, 3-15-2007 ..................    $1,500   $    960,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     1,500      1,417,500
 Glenoit Corporation,
   11.0%, 4-15-2007 ....................     1,000        662,500
   Total ...............................                3,040,000

Transportation by Air - 2.69%
 Atlas Air, Inc.,
   9.375%, 11-15-2006 ..................     4,500      4,365,000
 RSL Communications, Ltd.,
   10.5%, 11-15-2008 ...................     6,250      5,687,500
   Total ...............................               10,052,500

Transportation Equipment - 2.34%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................     1,400      1,298,500
 Federal-Mogul Corporation:
   7.75%, 7-1-2006 .....................     2,000      1,882,380
   7.875%, 7-1-2010 ....................     2,500      2,277,825
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     2,250      1,822,500
 Westinghouse Air Brake Company (The),
   9.375%, 6-15-2005 ...................     1,500      1,485,000
   Total ...............................                8,766,205

Transportation Services - 0.46%
 Railworks Corporation,
   11.5%, 4-15-2009 (A) ................     1,750      1,715,000

Trucking and Warehousing - 0.80%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,000      1,035,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     2,000      1,950,000
   Total ...............................                2,985,000

Wholesale Trade - Durable Goods - 1.33%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 ...................       500        205,000
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     1,000        915,000
 Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-2008 ....................     2,500      2,425,000
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 ....................     1,500      1,413,750
   Total ...............................                4,958,750
                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 0.31%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................    $1,200   $  1,153,500

TOTAL CORPORATE DEBT SECURITIES - 87.26%             $326,090,031
 (Cost: $341,789,497)

OTHER GOVERNMENT SECURITY - 1.01%
Mexico
 United Mexican States,
   9.75%, 4-6-2005 .....................     3,750   $  3,796,875
 (Cost: $3,748,615)

TOTAL SHORT-TERM SECURITIES - 4.91%                  $ 18,340,000
 (Cost: $18,340,000)

TOTAL INVESTMENT SECURITIES - 98.39%                 $367,686,794
 (Cost: $381,482,701)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.61%       6,012,021

NET ASSETS - 100.00%                                 $373,698,815


                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1999


Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, the value of these securities amounted to $34,211,773 or 9.15% of net assets.
(B) Each unit of Cybernet Internet Services International, Inc. consists of $1,000 principal amount of 14.0% senior notes due 2009 and one warrant to purchase 30.2310693 shares of common stock.
(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D) Each unit of ONO Finance Plc consists of $1,000 principal amount of 13.0% Dollar Notes and one Dollar Equity Value Certificate evidencing the right to receive the cash value of 0.002299657 of one ordinary share of Cableuropa in dollars.
(E) Each unit of Mattress Discounters, Inc. consists of $1,000 principal amount of 12.625% senior notes due 2007 and one warrant to purchase 4.85 shares of Class A common stock and 0.539 shares of Class L common stock at an exercise price of $0.01 per share.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities -- at value (Notes 1 and 3)       $367,687
 Cash   ............................................            3
 Receivables:
   Interest and dividends ..........................        7,767
   Investment securities sold ......................          476
   Fund shares sold ................................          395
 Prepaid insurance premium  ........................           15
                                                         --------
    Total assets  ..................................      376,343
                                                         --------
Liabilities
 Payable to Fund shareholders ......................        1,387
 Investment securities purchased ...................          825
 Dividends payable  ................................          249
 Accrued transfer agency and dividend
   disbursing (Note 2)..............................           78
 Accrued service fee (Note 2)  .....................           62
 Accrued distribution fee (Note 2)  ................           15
 Accrued management fee (Note 2)  ..................            6
 Accrued accounting services fee (Note 2)  .........            5
 Other  ............................................           17
                                                         --------
    Total liabilities  .............................        2,644
                                                         --------
      Total net assets .............................     $373,699
                                                         ========
Net Assets
 $1.00 par value capital stock
   Capital stock ...................................      $96,368
   Additional paid-in capital ......................      328,950
 Accumulated undistributed loss:
   Accumulated undistributed net realized
    loss on investment transactions  ...............      (37,823)
   Net unrealized depreciation in value of
    investments  ...................................      (13,796)
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $373,699
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $3.88
 Class Y  ..........................................        $3.88
Capital shares outstanding
 Class A  ..........................................       95,678
 Class Y  ..........................................          690
Capital shares authorized ..........................      400,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1999
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $37,656
   Dividends .......................................        1,026
                                                          -------
    Total income  ..................................       38,682
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        2,248
   Service fee - Class A ...........................          897
   Transfer agency and dividend disbursing - Class A          750
   Distribution fee - Class A ......................           89
   Accounting services fee .........................           60
   Custodian fees ..................................           19
   Audit fees ......................................           18
   Legal fees ......................................           11
   Shareholder servicing - Class Y..................            4
   Other ...........................................          146
                                                          -------
    Total expenses  ................................        4,242
                                                          -------
      Net investment income ........................       34,440
                                                          -------

Realized and Unrealized Loss on
 Investments (Notes 1 and 3)
 Realized net loss on investments  .................      (21,144)
 Unrealized depreciation in value of investments
   during the period ...............................       (2,844)
                                                          -------
   Net loss on investments .........................      (23,988)
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $10,452
                                                          =======


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                        For the fiscal year ended
                                             September 30,
                                        -------------------------
                                             1999        1998
Increase (Decrease) in Net Assets       ------------ ------------
 Operations:
   Net investment income ...............     $34,440     $ 34,971
   Realized net gain (loss) on
    investments   ......................     (21,144)       4,820
   Unrealized depreciation .............      (2,844)     (34,757)
                                            --------     --------
    Net increase in net assets
      resulting from operations ........      10,452        5,034
                                            --------     --------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A .............................     (34,192)     (34,790)
   Class Y .............................        (248)        (181)
                                            --------     --------
                                             (34,440)     (34,971)
                                            --------     --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (10,626,459 and 17,927,324
      shares, respectively) ............      43,551       77,845
    Class Y (655,027 and 279,221
      shares, respectively) ............       2,741        1,264
   Proceeds from reinvestment of
    dividends:
    Class A (7,682,689 and 7,125,552
      shares, respectively) ............      31,283       31,452
    Class Y (60,446 and 40,487
      shares, respectively) ............         246          178
   Payments for shares redeemed:
    Class A (23,492,323 and 16,161,757
      shares, respectively) ............     (95,780)     (70,753)
    Class Y (648,366 and 58,442
      shares, respectively) ............      (2,699)        (261)
                                            --------     --------
      Net increase (decrease) in net assets
       resulting from capital
       share transactions  .............     (20,658)      39,725
                                            --------     --------
       Total increase (decrease)   .....     (44,646)       9,788
Net Assets
 Beginning of period  ..................     418,345      408,557
                                            --------     --------
 End of period  ........................    $373,699     $418,345
                                            ========     ========
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                 *See "Financial Highlights" on pages 22 - 23.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............          $4.12  $4.42   $4.14  $4.03   $3.96
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.35   0.37    0.36   0.35    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....          (0.24) (0.30)   0.28   0.11    0.07
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.11   0.07    0.64   0.46    0.42
                              -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............          (0.35) (0.37)  (0.36) (0.35)  (0.35)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $3.88  $4.12   $4.42  $4.14   $4.03
                              =====  =====   =====  =====   =====
Total return* ......           2.66%  1.22%  16.20% 11.90%  11.25%
Net assets, end of
 period (in
 millions)  ........           $371   $416    $407   $368    $368
Ratio of expenses to
 average net assets            1.06%  0.96%   0.93%  0.95%   0.89%
Ratio of net investment
 income to average
 net assets  .......           8.60%  8.26%   8.54%  8.60%   8.93%
Portfolio turnover
 rate  .............          46.17% 58.85%  64.38% 55.64%  26.82%

*Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                                          For the
                             For the fiscal year           period
                             ended September 30,         from 2/27/96*
                             ---------------------        through
                               1999   1998    1997        9/30/96
                             ------ ------  ------       --------
Net asset value,
 beginning of period          $4.12  $4.42   $4.14          $4.15
                              -----  -----   -----          -----
Income from investment
 operations:
 Net investment
   income ..........           0.36   0.37    0.37           0.21
 Net realized and
   unrealized gain (loss)
   on investments...          (0.24) (0.30)   0.28          (0.01)
                              -----  -----   -----          -----
Total from investment
 operations ........           0.12   0.07    0.65           0.20
                              -----  -----   -----          -----
Less dividends declared
 from net investment
 income ............          (0.36) (0.37)  (0.37)         (0.21)
                              -----  -----   -----          -----
Net asset value,
 end of period .....          $3.88  $4.12   $4.42          $4.14
                              =====  =====   =====          =====
Total return .......           2.95%  1.38%  16.38%          5.00%
Net assets, end of
 period (in
 millions)  ........             $3     $2      $2             $2
Ratio of expenses
 to average net
 assets ............           0.77%  0.79%   0.77%          0.77%**
Ratio of net
 investment income
 to average net
 assets ............           8.89%  8.43%   8.69%          8.83%**
Portfolio
 turnover rate .....          46.17% 58.85%  64.38%         55.64%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

NOTE 1 -- Significant Accounting Policies

     United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At September 30, 1999, the Fund reclassified $19,801,215 between additional paid-in-capital and accumulated undistributed net realized losses. Reported net investment income, net realized gains and net assets were not affected by this change.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. As of June 30, 1999, the fee is payable by the Fund at the annual rate of 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Prior to June 30, 1999, the fee consisted of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion,
 .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,114,812, out of which W&R paid sales commissions of $644,716 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $15,521 which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-
term securities, aggregated $175,517,588           while proceeds from
maturities and sales aggregated $170,723,810 Purchases of short-term securities aggregated $2,446,300,707 while proceeds from maturities and sales aggregated $2,479,499,146. No U.S. Government Securities were bought or sold during the period ended September 30, 1999.

     For Federal income tax purposes, cost of investments owned at September 30, 1999 was $381,482,701, resulting in net unrealized depreciation of $13,795,907, of which $7,547,531 related to appreciated securities and $21,343,438 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital losses of $1,199,357 during its fiscal year ended September 30, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). Capital loss carryovers aggregated $17,602,416 at September 30, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $8,229,670 at September 30, 2000; $390,079 at September 30, 2003; $7,783,310 at September 30,
2004; and  $1,199,357 at September 30, 2007.

     Internal Revenue Code regulations permits the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (_post-October losses_). From November 1, 1998 through September 30, 1999, the Fund incurred net capital losses of $19,944,947, which have been deferred to the fiscal year ending September 30, 2000.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Only Class A and Class Y shares were issued during the fiscal year ended September 30, 1999. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the "Fund") as of September 30, 1999, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United High Income Fund II, Inc. as of September 30, 1999, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 5, 1999

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1999:

                         PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
          --------------------------------------------------------
                   For Individuals        For Corporations
                  -------------------------------------------------------
           RecordOrdinary  Long-Term               Non- Long-Term
             Date  IncomeCapital GainQualifyingQualifyingCapital Gain
        ------------------- ---------------------------------------

                                      Class A and Class Y
October through
  December 1998   100.00%       ---%  2.9481%  97.0519%      ---%
January through
  September 1999  100.00%       ---%  2.5789%  97.4211%      ---%

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

                       Shareholder Meeting Results

A special meeting of United High Income Fund II, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors:

                                                   Broker
                                For    Withhold   Non-Votes*
J. Concannon             47,369,573   1,637,395       0
J. Dillingham            47,358,363   1,648,605       0
D. Gardner               47,330,895   1,676,073       0
L. Graves                47,350,238   1,656,730       0
J. Harroz Jr.            47,320,224   1,686,744       0
J. Hayes                 47,250,292   1,756,676       0
R. Hechler               47,313,632   1,693,336       0
H. Herrmann              47,312,288   1,694,680       0
G. Johnson               47,225,944   1,781,024       0
W. Morgan                47,262,125   1,744,843       0
R. Reimer                47,317,360   1,689,608       0
F. Ross                  47,336,548   1,670,420       0
E. Schwartz              47,365,469   1,641,499       0
K. Tucker                47,295,759   1,711,209       0
F. Vogel                 47,360,251   1,646,717       0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year:

                                                   Broker
                   For      Against     Abstain   Non-Votes*
            46,310,086      244,509   2,452,373       0

Item 3. To approve or disapprove the amendment to the Fund's investment management agreement with Waddell & Reed Investment Management Company:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            44,016,651    2,308,716   2,660,264     21,337

Item 4. To approve or disapprove the amendment of the Fund's policy regarding securities lending:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            44,344,649    1,406,430   3,234,552     21,337

Item 5. To approve or disapprove the Fund's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            43,864,025    1,310,258   3,832,685       0

*Broker Non-Votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Louise D. Rieke, Vice President


This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.


To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Vanguard Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1015A(9-99)

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